NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2021, 2020 and 2019:

	Years Ended December 31,
	2021	2020	2019
	(in thousands)
Numerator:
Net loss	$(5,828)	$(23,676)	$(3,913)
Denominator:
Weighted average shares outstanding-Basic	36,027	35,881	35,556
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	—	—
Weighted average shares outstanding–Diluted	36,027	35,881	35,556
Net loss per share–Basic	$(0.16)	$(0.66)	$(0.11)
Net loss per share–Diluted	$(0.16)	$(0.66)	$(0.11)